Short-Term Loans and Long-Term Debt - Additional Information (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Short-term loans consisting of bank borrowings	¥ 35,887	¥ 33,398
Weighted average interest rate on short-term borrowings	0.43%	0.52%